Deferred Revenue	12 Months Ended
Dec. 31, 2020
Deferred Revenue [Abstract]
Deferred Revenue
15.	Deferred Revenue

Current deferred revenue included $363,787 of advances from customers (December 31, 2019 - $5,258) and $218 from Chinese government for stockpiling of H5N1 and hepatitis A vaccines (December 31, 2019 - $204).